UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska    68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period:    10/31/12

Item 1.  Reports to Stockholders.

The Collar Fund

Semi-Annual Report

October 31, 2012

Investor Information: 1-888-5-COLLAR (1-888-526-5527)

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of The Collar Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

The Collar Fund

PORTFOLIO REVIEW

October 31, 2012 (Unaudited)

	Six Months	One Year	Three Year	Since Inception *
The Collar Fund	0.49%	1.39%	1.55%	1.94%
S&P 500	2.16%	15.21%	13.21%	15.80%

_______________

* Commencement of operations is June 29, 2009.

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  The Fund’s total gross annual operating expenses, including underlying funds, are 0.97%. For performance information current to the most recent month-end, please call 1-888-5-COLLAR (1-888-526-5527).

 Portfolio Composition as of October 31, 2012

	Percent of Net Assets		Percent of Net Assets
Common Stocks		Consumer, Cyclical	3.11%
Equity Funds	35.62%	Industrial	0.87%
Communications	11.32%	Financial	2.73%
Technology	11.56%	Short-Term Investments	11.80%
Energy	8.16%	Purchased Put Options	2.69%
Consumer, Non-Cyclical	9.23%	Call Options Written	(5.82)%
Basic Materials	8.80%	Liabilities in Excess of Other Assets	(0.07)%
		Net Assets	100.00%

The Collar Fund
PORTFOLIO OF INVESTMENTS
October 31, 2012 (Unaudited)

Shares	Security	Market Value
	COMMON STOCKS^ - 55.78%
	APPAREL - 0.38%
4,300	Deckers Outdoor Corp. *	$ 123,109

	BANKS - 2.73%
9,000	Citigroup, Inc.	336,510
7,000	Credit Suisse Group - ADR	163,380
3,100	Goldman Sachs Group, Inc.	379,409
		879,299
	BIOTECHNOLOGY - 2.82%
5,800	United Therapeutics Corp. *	264,886
13,300	Vertex Pharmaceuticals, Inc. *	641,592
		906,478
	COAL - 1.78%
13,600	Alpha Natural Resources, Inc. *	116,552
4,000	CONSOL Energy, Inc.	140,640
9,000	Peabody Energy Corp.	251,100
1,800	Walter Energy, Inc.	62,928
		571,220
	COMPUTERS - 3.89%
1,200	Apple, Inc.	714,120
6,400	SanDisk Corp. *	267,264
9,900	Seagate Technology PLC	270,468
		1,251,852
	COSMETICS/PERSONAL CARE - 1.65%
8,600	Estee Lauder Cos., Inc.	529,932

	FOOD - 1.05%
4,900	Hershey Co.	337,365

	HEALTHCARE-PRODUCTS - 0.89%
4,700	WellPoint, Inc.	288,016

	INTERNET - 10.81%
4,300	Amazon.com, Inc. *	1,001,126
2,300	Baidu, Inc. - ADR *	245,479
900	Google, Inc. - Cl. A *	611,793
4,300	Netflix, Inc. *	340,087
20,900	SINA Corp *	1,141,767
3,600	Sohu.com, Inc. *	136,728
		3,476,980
	IRON/STEEL - 0.96%
6,900	Allegheny Technologies, Inc.	181,815
3,500	Cliffs Natural Resources, Inc.	126,945
		308,760
	LEISURE TIME - 0.26%
2,500	Royal Caribbean Cruises Ltd.	84,175

See accompanying notes to financial statements.
The Collar Fund
PORTFOLIO OF INVESTMENTS
October 31, 2012 (Unaudited) (Continued)

Shares	Security	Market Value

	LODGING - 1.55%
9,600	Starwood Hotels & Resorts Worldwide, Inc.	$ 497,760

	MACHINERY-CONSTRUCTION & MINING - 0.87%
3,300	Caterpillar, Inc.	279,873

	MINING - 7.84%
19,200	Agnico-Eagle Mines Ltd.	1,084,608
12,900	Freeport-McMoRan Copper & Gold, Inc.	501,552
6,200	Newmont Mining Corp.	338,210
9,500	Pan American Silver Corp.	209,000
9,600	Silver Wheaton Corp.	388,800
		2,522,170
	OIL & GAS - 5.73%
29,700	Chesapeake Energy Corp.	601,722
4,500	ConocoPhillips	260,325
9,900	Petroleo Brasileiro SA - ADR	209,979
3,900	Range Resources Corp.	254,904
5,000	Suncor Energy, Inc.	168,100
7,600	Transocean Ltd	347,244
		1,842,274
	OIL & GAS SERVICES - 0.65%
5,000	Baker Hughes, Inc.	209,850

	PHARMACEUTICALS - 2.82%
9,200	Eli Lilly & Co.	447,396
3,700	Johnson & Johnson	262,034
4,900	Teva Pharmaceutical Industries Ltd.	198,058
		907,488
	RETAIL - 0.92%
3,400	McDonald's Corp.	295,120

	SEMICONDUCTORS - 3.35%
16,700	Cirrus Logic, Inc. *	680,692
13,100	Cree, Inc. *	397,323
		1,078,015
	SOFTWARE - 4.32%
4,500	Citrix Systems, Inc. *	278,145
11,400	Nuance Communications, Inc. *	253,764
14,000	Oracle Corp.	434,700
2,900	Salesforce.com, Inc. *	423,342
		1,389,951
	TELECOMMUNICATIONS - 0.51%
9,900	Acme Packet, Inc. *	163,746

	TOTAL COMMON STOCKS	17,943,433
	(Cost - $17,474,039)
See accompanying notes to financial statements.
The Collar Fund
PORTFOLIO OF INVESTMENTS
October 31, 2012 (Unaudited) (Continued)

Shares	Security	Market Value
	EXCHANGE TRADED FUNDS - 35.62%
	EQUITY FUNDS - 35.62%
23,100	SPDR Dow Jones Industrial Average ETF Trust	$ 3,016,860
59,800	SPDR S&P 500 ETF Trust	8,442,564
	TOTAL EXCHANGE TRADED FUNDS	11,459,424
	(Cost - $10,495,797)

Contracts **
	PURCHASED PUT OPTIONS - 2.69%
99	Acme Packet, Inc.	$ 82,170
	Expiration January 2013, Exercise Price $25.00
51	Agnico-Eagle Mines Ltd.	306
	Expiration January 2013, Exercise Price $35.00
141	Agnico-Eagle Mines Ltd.	282
	Expiration January 2013, Exercise Price $32.50
69	Allegheny Technologies, Inc.	44,160
	Expiration January 2013, Exercise Price $32.50
70	Alpha Natural Resources, Inc.	3,920
	Expiration January 2013, Exercise Price $7.00
66	Alpha Natural Resources, Inc.	2,310
	Expiration January 2013, Exercise Price $6.00
32	Amazon.com, Inc.	2,400
	Expiration January 2013, Exercise Price $165.00
11	Amazon.com, Inc.	1,375
	Expiration January 2013, Exercise Price $175.00
5	Apple, Inc.	14,050
	Expiration April 2013, Exercise Price $535.00
4	Apple, Inc.	31,160
	Expiration April 2013, Exercise Price $635.00
3	Apple, Inc.	20,040
	Expiration July 2013, Exercise Price $590.00
23	Baidu, Inc. - ADR	27,945
	Expiration January 2013, Exercise Price $115.00
50	Baker Hughes Incorporated	4,150
	Expiration January 2013, Exercise Price $37.00
33	Caterpillar, Inc.	7,689
	Expiration January 2013, Exercise Price $80.00
297	Chesapeake Energy Corp.	41,877
	Expiration January 2013, Exercise Price $20.00
167	Cirrus Logic, Inc.	835
	Expiration January 2013, Exercise Price $20.00
90	Citigroup, Inc.	16,560
	Expiration June 2013, Exercise Price $31.00
45	Citrix Systems, Inc.	16,200
	Expiration January 2013, Exercise Price $60.00
20	Cliffs Natural Resources, Inc.	10,700
	Expiration January 2013, Exercise Price $39.00
See accompanying notes to financial statements.
The Collar Fund
PORTFOLIO OF INVESTMENTS
October 31, 2012 (Unaudited) (Continued)

Contracts **	Security	Market Value
	PURCHASED PUT OPTIONS (Continued) - 2.69%
15	Cliffs Natural Resources, Inc.	$ 9,150
	Expiration January 2013, Exercise Price $40.00
45	ConocoPhillips	2,430
	Expiration February 2013, Exercise Price $50.00
40	CONSOL Energy, Inc.	4,080
	Expiration January 2013, Exercise Price $30.00
70	Credit Suisse Group - ADR	350
	Expiration January 2013, Exercise Price $14.97
131	Cree, Inc.	2,358
	Expiration January 2013, Exercise Price $20.00
43	Deckers Outdoor Corp.	148,780
	Expiration January 2013, Exercise Price $65.00
45	Eli Lilly & Company	1,575
	Expiration January 2013, Exercise Price $42.00
47	Eli Lilly & Company	658
	Expiration January 2013, Exercise Price $39.00
86	Estee Lauder Cos, Inc.	5,160
	Expiration January 2013, Exercise Price $52.50
76	Freeport-McMoRan Copper & Gold, Inc.	8,512
	Expiration January 2013, Exercise Price $35.00
53	Freeport-McMoRan Copper & Gold, Inc.	636
	Expiration November 2012, Exercise Price $34.00
31	Goldman Sachs Group, Inc.	1,147
	Expiration January 2013, Exercise Price $85.00
9	Google, Inc. - Cl. A	1,485
	Expiration January 2013, Exercise Price $540.00
49	Hershey Co.	98
	Expiration January 2013, Exercise Price $55.00
37	Johnson & Johnson	1,628
	Expiration March 2013, Exercise Price $62.50
34	McDonald's Corp.	9,588
	Expiration June 2013, Exercise Price $80.00
43	Netflix, Inc.	10,707
	Expiration January 2013, Exercise Price $62.50
62	Newmont Mining Corp.	2,914
	Expiration January 2013, Exercise Price $45.00
114	Nuance Communications, Inc.	36,480
	Expiration January 2013, Exercise Price $25.00
140	Oracle Corp.	2,380
	Expiration January 2013, Exercise Price $25.00
95	Pan American Silver Corp.	475
	Expiration January 2013, Exercise Price $14.00
90	Peabody Energy Corp.	30,600
	Expiration January 2013, Exercise Price $30.00
99	Petroleo Brasileiro SA - ADR	1,881
	Expiration January 2013, Exercise Price $17.00
See accompanying notes to financial statements.
The Collar Fund
PORTFOLIO OF INVESTMENTS
October 31, 2012 (Unaudited)(Continued)

Contracts **	Security	Market Value
	PURCHASED PUT OPTIONS (Continued) - 2.69%
39	Range Resources Corp.	$ 6,825
	Expiration January 2013, Exercise Price $60.00
25	Royal Caribbean Cruises Ltd.	500
	Expiration January 2013, Exercise Price $25.00
29	Salesforce.com, Inc.	1,972
	Expiration January 2013, Exercise Price $95.00
64	SanDisk Corp.	20,800
	Expiration January 2013, Exercise Price $43.00
99	Seagate Technology PLC	11,484
	Expiration January 2013, Exercise Price $25.00
96	Silver Wheaton Corp.	1,920
	Expiration January 2013, Exercise Price $28.00
49	SINA Corp.	31,752
	Expiration January 2013, Exercise Price $57.50
55	SINA Corp.	14,905
	Expiration January 2013, Exercise Price $50.00
37	SINA Corp.	17,945
	Expiration January 2013, Exercise Price $55.00
51	SINA Corp.	2,448
	Expiration January 2013, Exercise Price $40.00
17	SINA Corp.	6,375
	Expiration January 2013, Exercise Price $52.50
36	Sohu.com, Inc.	10,260
	Expiration January 2013, Exercise Price $37.50
525	SPDR S&P 500 ETF Trust	22,050
	Expiration December 2012, Exercise Price $120.00
73	SPDR S&P 500 ETF Trust	3,869
	Expiration December 2012, Exercise Price $123.00
231	SPDR Dow Jones Industrial Average ETF Trust	17,556
	Expiration December 2012, Exercise Price $119.00
60	Starwood Hotels & Resorts Worldwide, Inc.	5,880
	Expiration January 2013, Exercise Price $45.00
36	Starwood Hotels & Resorts Worldwide, Inc.	9,828
	Expiration January 2013, Exercise Price $50.00
50	Suncor Energy, Inc.	3,300
	Expiration January 2013, Exercise Price $30.00
49	Teva Pharmacetuical Indus. Ltd.	8,624
	Expiration June 2013, Exercise Price $37.50
39	Transocean Ltd	14,430
	Expiration January 2013, Exercise Price $47.50
37	Transocean Ltd	20,165
	Expiration January 2013, Exercise Price $50.00
58	United Therapeutics Corp.	1,160
	Expiration November 2012, Exercise Price $40.00
105	Vertex Pharmaceuticals, Inc.	2,625
	Expiration January 2013, Exercise Price $35.00
See accompanying notes to financial statements.
The Collar Fund
PORTFOLIO OF INVESTMENTS
October 31, 2012 (Unaudited) (Continued)

Contracts **	Security	Market Value
	PURCHASED PUT OPTIONS (Continued) - 2.69%
28	Vertex Pharmaceuticals, Inc.	$ 490
	Expiration January 2013, Exercise Price $33.00
18	Walter Energy, Inc.	12,600
	Expiration January 2013, Exercise Price $40.00
47	WellPoint, Inc.	4,559
	Expiration March 2013, Exercise Price $50.00
	TOTAL PURCHASED PUT OPTIONS	865,523
	(Cost - $2,705,207)

	SHORT-TERM INVESTMENT - 11.80%
Shares	MONEY MARKET FUND - 11.80%
3,795,753	Dreyfus Treasury Prime Cash Management, 0.00% +	3,795,753
	TOTAL SHORT-TERM INVESTMENT	3,795,753
	(Cost - $3,795,753)

	TOTAL INVESTMENTS - 105.89%
	(Cost - $34,470,796)	$ 34,064,133
	CALL OPTIONS WRITTEN - (5.82)%	($1,872,507)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.07)%	(22,589)
	NET ASSETS - 100.00%	$ 32,169,037

* Non-Income producing security.
+ Money market fund; interest rate reflects seven-day yield on October 31, 2012.
ADR - American Depositary Receipt
^ Each common stock position is subject to written call options.
** Each option contract allows the holder of the option to purchase 100 shares of the underlying stock.

Contracts **	SCHEDULE OF CALL OPTIONS WRITTEN - (5.82)%
99	Acme Packet, Inc.	$ 495
	Expiration January 2013, Exercise Price $30.00
141	Agnico-Eagle Mines Ltd.	228,561
	Expiration January 2013, Exercise Price $40.00
51	Agnico-Eagle Mines Ltd.	69,615
	Expiration January 2013, Exercise Price $42.50
69	Allegheny Technologies, Inc.	690
	Expiration January 2013, Exercise Price $37.50
136	Alpha Natural Resources, Inc.	408
	Expiration January 2013, Exercise Price $25.00
17	Amazon.com, Inc.	60,520
	Expiration January 2013, Exercise Price $200.00
15	Amazon.com, Inc.	47,625
	Expiration January 2013, Exercise Price $205.00
11	Amazon.com, Inc.	30,547
	Expiration January 2013, Exercise Price $210.00
See accompanying notes to financial statements.
The Collar Fund
PORTFOLIO OF INVESTMENTS
October 31, 2012 (Unaudited)(Continued)

Contracts **	Security	Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (5.82)%
5	Apple, Inc.	$ 23,325
	Expiration April 2013, Exercise Price $605.00
4	Apple, Inc.	6,560
	Expiration April 2013, Exercise Price $700.00
3	Apple, Inc.	11,475
	Expiration July 2013, Exercise Price $665.00
23	Baidu, Inc. - ADR	805
	Expiration January 2013, Exercise Price $145.00
50	Baker Hughes Incorporated	12,050
	Expiration January 2013, Exercise Price $42.00
33	Caterpillar, Inc.	891
	Expiration January 2013, Exercise Price $100.00
297	Chesapeake Energy Corp.	8,613
	Expiration January 2013, Exercise Price $25.00
167	Cirrus Logic, Inc.	237,140
	Expiration January 2013, Exercise Price $25.00
90	Citigroup, Inc.	44,100
	Expiration June 2013, Exercise Price $36.00
45	Citrix Systems, Inc.	4,725
	Expiration January 2013, Exercise Price $72.50
20	Cliffs Natural Resources, Inc.	1,860
	Expiration January 2013, Exercise Price $44.00
15	Cliffs Natural Resources, Inc.	15
	Expiration January 2013, Exercise Price $67.50
45	ConocoPhillips	11,025
	Expiration February 2013, Exercise Price $57.50
40	CONSOL Energy, Inc.	8,280
	Expiration January 2013, Exercise Price $37.00
70	Credit Suisse Group - ADR	1,050
	Expiration January 2013, Exercise Price $29.97
131	Cree, Inc.	76,635
	Expiration January 2013, Exercise Price $25.00
43	Deckers Outdoor Corp.	323
	Expiration January 2013, Exercise Price $75.00
47	Eli Lilly & Company	22,560
	Expiration January 2013, Exercise Price $44.00
45	Eli Lilly & Company	11,790
	Expiration January 2013, Exercise Price $47.00
52	Estee Lauder Cos, Inc.	13,000
	Expiration January 2013, Exercise Price $62.50
See accompanying notes to financial statements.
The Collar Fund
PORTFOLIO OF INVESTMENTS
October 31, 2012 (Unaudited) (Continued)

Contracts **	Security	Market Value
34	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (5.82)%
	Estee Lauder Co's., Inc. *	$ 5,270
76	Expiration January 2013, Exercise Price $65.00
	Freeport-McMoRan Copper & Gold, Inc.	8,664
53	Expiration January 2013, Exercise Price $42.00
	Freeport-McMoRan Copper & Gold, Inc.	5,565
31	Expiration November 2012, Exercise Price $39.00
	Goldman Sachs Group, Inc.	57,040
9	Expiration January 2013, Exercise Price $105.00
	Google, Inc. - Cl. A	45,540
49	Expiration January 2013, Exercise Price $645.00
	Hershey Co.	19,698
37	Expiration January 2013, Exercise Price $65.00
	Johnson & Johnson	7,733
34	Expiration March 2013, Exercise Price $70.00
	McDonald's Corp.	6,086
43	Expiration June 2013, Exercise Price $92.50
	Netflix, Inc.	34,615
62	Expiration January 2013, Exercise Price $80.00
	Newmont Mining Corp.	33,480
114	Expiration January 2013, Exercise Price $50.00
	Nuance Communications, Inc.	1,140
140	Expiration January 2013, Exercise Price $30.00
	Oracle Corp.	28,140
95	Expiration January 2013, Exercise Price $30.00
	Pan American Silver Corp.	7,600
90	Expiration January 2013, Exercise Price $25.00
	Peabody Energy Corp.	2,160
99	Expiration January 2013, Exercise Price $37.00
	Petroleo Brasileiro SA - ADR	297
39	Expiration January 2013, Exercise Price $30.00
	Range Resources Corp.	8,385
25	Expiration January 2013, Exercise Price $70.00
	Royal Caribbean Cruises Ltd.	10,975
29	Expiration January 2013, Exercise Price $30.00
	Salesforce.com, Inc.	90,335
64	Expiration January 2013, Exercise Price $115.00
	SanDisk Corp.	1,536
99	Expiration January 2013, Exercise Price $52.50
	Seagate Technology PLC	7,623
96	Expiration January 2013, Exercise Price $30.00
	Silver Wheaton Corp.	60,960
	Expiration January 2013, Exercise Price $35.00
See accompanying notes to financial statements.
The Collar Fund
PORTFOLIO OF INVESTMENTS
October 31, 2012 (Unaudited) (Continued)
Contracts **	Security	Market Value

55	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (5.82)%
	SINA Corp.	$ 14,575
66	Expiration January 2013, Exercise Price $60.00
	SINA Corp.	9,504
37	Expiration January 2013, Exercise Price $65.00
	SINA Corp.	3,108
21	Expiration January 2013, Exercise Price $70.00
	SINA Corp.	1,386
30	Expiration January 2013, Exercise Price $72.50
	SINA Corp.	1,620
36	Expiration January 2013, Exercise Price $75.00
	Sohu.com, Inc.	180
525	Expiration January 2013, Exercise Price $67.50
	SPDR S&P 500 ETF Trust	222,075
73	Expiration December 2012, Exercise Price $140.00
	SPDR S&P 500 ETF Trust	11,023
231	Expiration December 2012, Exercise Price $145.00
	SPDR Dow Jones Industrial Average ETF Trust	60,753
60	Expiration December 2012, Exercise Price $131.00
	Starwood Hotels & Resorts Worldwide, Inc.	7,080
36	Expiration January 2013, Exercise Price $55.00
	Starwood Hotels & Resorts Worldwide, Inc.	1,080
50	Expiration January 2013, Exercise Price $60.00
	Suncor Energy, Inc.	5,000
49	Expiration January 2013, Exercise Price $35.00
	Teva Pharmaceutical Indus. Ltd.	8,477
39	Expiration June 2013, Exercise Price $42.50
	Transocean Ltd	1,248
37	Expiration January 2013, Exercise Price $55.00
	Transocean Ltd	703
58	Expiration January 2013, Exercise Price $57.50
	United Therapeutics Corp.	12,470
28	Expiration November 2012, Exercise Price $45.00
	Vertex Pharmaceuticals, Inc.	25,760
27	Expiration January 2013, Exercise Price $38.00
	Vertex Pharmaceuticals, Inc.	24,300
78	Expiration January 2013, Exercise Price $40.00
	Vertex Pharmaceuticals, Inc.	48,360
	Expiration January 2013, Exercise Price $43.00
See accompanying notes to financial statements.
The Collar Fund
PORTFOLIO OF INVESTMENTS
October 31, 2012 (Unaudited) (Continued)
Contracts **	Security	Market Value

18	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (5.82)%
	Walter Energy, Inc.	$ 90
47	Expiration January 2013, Exercise Price $60.00
	WellPoint, Inc.	36,190
	Expiration March 2013, Exercise Price $55.00
	TOTAL CALL OPTIONS WRITTEN	$ 1,872,507
	(Proceeds - $ 2,591,181) (a)
** Each option contract allows the holder of the option to purchase 100 shares of the underlying stock.
(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 4,432,745
	Unrealized Depreciation:	(4,120,734)
	Net Unrealized Appreciation:	$ 312,011

See accompanying notes to financial statements.

The Collar Fund
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2012 (Unaudited)

Assets:
Investments in Securities at Market Value (identified cost $34,470,796)	$34,064,133
Dividends and Interest Receivable	19,503
Total Assets	34,083,636

Liabilities:
Call Options Written, at value (proceeds $2,591,181)	1,872,507
Payable for Fund Shares Repurchased	2,104
Accrued Advisory Fee	27,787
Due to Custodian	12,201
Total Liabilities	1,914,599

Net Assets (Unlimited shares of no par value authorized;
3,123,569 shares of beneficial interest outstanding)	$32,169,037

Net Asset Value, Offering and Redemption Price Per Share
($32,169,037 / 3,123,569 shares of beneficial interest outstanding)	$ 10.30

Composition of Net Assets:
At October 31, 2012, Net Assets consisted of:
Paid-in-Capital	$32,962,440
Undistributed Net Investment Loss	(210,011)
Accumulated Net Realized Loss on Investments	(895,403)
Net Unrealized Appreciation (Depreciation) on:
Investments	1,433,021
Options Purchased	(1,839,684)
Options Written	718,674
Net Assets	$32,169,037

See accompanying notes to financial statements.

The Collar Fund
STATEMENT OF OPERATIONS
For the Period Ended October 31, 2012 (Unaudited)

Investment Income:
Dividend Income (Less $624 Foreign Taxes Withholding)	$ 208,432
Total Investment Income	208,432

Expenses:
Investment Advisory Fees	165,137
Total Expenses	165,137

Net Investment Income	43,295

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) From:
Investments	(367,237)
Foreign Currency	(7)
Options Purchased	692,715
Options Written	(251,074)
Net Realized Gain on Investments and Options	74,397
Purchased and Written
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	147,914
Options Purchased	(688,613)
Options Written	518,019
Net Change in Unrealized Depreciation on	(22,680)
Investment and Options Purchased and Written

Net Realized and Unrealized Gain on Investments	51,717

Net Increase in Net Assets Resulting From Operations	$ 95,012

See accompanying notes to financial statements.

The Collar Fund
STATEMENTS OF CHANGES IN NET ASSETS
October 31, 2012

	Period Ended	Year
	October 31, 2012	Ended
	(Unaudited)	April 30, 2012
Operations:
Net Investment Gain	$ 43,295	$ 68,963
Net Realized Gain (Loss) on Investments and Options Purchased & Written	74,397	(969,807)
Net Change in Unrealized Depreciation on
Investments and Options Purchased & Written	(22,680)	(79,944)
Net Increase (Decrease) in Net Assets
Resulting From Operations	95,012	(980,788)

Distributions to Shareholders From:
Net Realized Capital Gains ($0.00 & $0.35 per share, respectively)	-	(1,547,552)
Total Distributions to Shareholders	-	(1,547,552)

Beneficial Interest Transactions:
Proceeds from Shares Issued (66,364 & 703,422 shares, respectively)	675,253	7,404,379
Distributions Reinvested (0 & 136,597 shares, respectively)	-	1,383,729
Cost of Shares Redeemed (701,440 & 2,135,377 shares, respectively)	(7,129,529)	(22,251,404)
Total Beneficial Interest Transactions	(6,454,276)	(13,463,296)

Decrease in Net Assets	(6,359,264)	(15,991,636)

Net Assets:
Beginning of Period	38,528,301	54,519,937
End of Period *	$ 32,169,037	$ 38,528,301

* Includes Undistributed Net Investment Income (Loss)	$ (210,011)	$ 65,769

See accompanying notes to financial statements.

The Collar Fund
FINANCIAL HIGHLIGHTS
October 31, 2012

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

		Period Ended October 31, 2012		Year Ended	Year Ended	Period Ended
		(Unaudited)		April 30, 2012	April 30, 2011	April 30, 2010**
Net Asset Value, Beginning of Period		$ 10.25		$ 10.79	$ 10.51	$ 10.00
	Increase (Decrease) From Operations:
	Net investment gain (loss) (a)	0.01		0.02	(0.04)	(0.02)
	Net gain (loss) from securities
	(both realized and unrealized)	0.04		(0.21)	0.33	0.53
	Total from operations	0.05		(0.19)	0.29	0.51

	Less Distributions:
	From net realized gains on investments	-		(0.35)	(0.01)	-
	Total Distributions	-		(0.35)	(0.01)	-

Net Asset Value, End of Period		$ 10.30		$ 10.25	$ 10.79	$ 10.51

Total Return (b)		0.49%		(1.72)%	2.72%	5.10%

Ratios/Supplemental Data
	Net assets, end of period (in 000's)	$ 32,169		$ 38,528	$ 54,520	$ 28,609
	Ratios to average net assets (e):
	Expenses, net of fee waiver	0.95%	(c)	0.94%	0.94%	0.95%	(c)
	Expenses, before fee waiver	0.95%	(c)	0.94%	0.95%	0.95%	(c)
	Net investment income, net of fee waiver	0.25%	(c)	0.94%	(0.38)%	(0.20)%	(c)

	Portfolio turnover rate	10.59%	(d)	151.64%	101.33%	0.46%	(d)
__________

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized
(d)	Not Annualized
(e)	Does not include expenses of investment companies in which the Fund invests.
**Fund commenced operations on June 29, 2009.

See accompanying notes to financial statements.

The Collar Fund

NOTES TO FINANCIAL STATEMENTS

October 31, 2012 (Unaudited)

1.

ORGANIZATION

The Collar Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.  The investment objective of the Fund is capital appreciation and income. The Fund commenced operations on June 29, 2009.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, a security shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal

The Collar Fund

NOTES TO FINANCIAL STATEMENTS

October 31, 2012 (Continued) (Unaudited)

exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2012 for the Fund’s assets and liabilities measured at fair value:

The Collar Fund

NOTES TO FINANCIAL STATEMENTS

October 31, 2012 (Continued) (Unaudited)

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$ 17,943,433	$ -	$ -	$ 17,943,433
Exchange-Traded Funds	11,459,424			11,459,424
Purchased Put Options	865,523	-	-	865,523
Money Market Fund	3,795,753	-	-	3,795,753
Total	$ 34,064,133	$ -	$ -	$ 34,064,133

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$ 1,872,507	$ -	$ -	$ 1,872,507
Total	$ 1,872,507	$ -	$ -	$ 1,872,507

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented.

It is the Fund’s policy to record transfers int out of Level 1 and Level 2

* Please refer to the Portfolio of Investments for Industry Classification

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Collar Fund

NOTES TO FINANCIAL STATEMENTS

October 31, 2012 (Continued) (Unaudited)

As of October 31, 2012, the amount of unrealized depreciation and realized gain on option contracts subject to equity price risk amounted to $1,120,010 and $441,641, respectively.  Such figures can be found on the Statement of Assets & Liabilities and Statement of Operations.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2010-2011), or expected to be taken in the Fund’s 2012 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Summit Portfolio Advisors, LLC. (the “Adviser”).  The Adviser pays all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, brokerage expenses, taxes, interest, dividend expense on securities sold short, fees and expenses of other investment companies in which the Fund invests, and extraordinary or non-recurring expenses such as litigation.  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 0.95% of the average daily net assets of the Fund.  For the period ended October 31, 2012, the Adviser earned advisory fees of $165,137.

The Adviser has voluntarily agreed to reduce its management fee to 0.49% on net assets exceeding $50 million.  During the period ended October 31, 2012, the Adviser waived $0 in Advisory fees.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended October 31, 2012 amounted to $3,022,733 and $5,183,334, respectively.

The Collar Fund

NOTES TO FINANCIAL STATEMENTS

October 31, 2012 (Continued) (Unaudited)

Transactions in option contracts written during the period ended October 31, 2012 were as follows:

	Contracts	Premium
Outstanding at Beginning of Period	5,216	$ 2,981,564
Options Written	566	239,601
Options Closed	(99)	(45,254)
Options Exercised	(224)	(110,719)
Options Expired	(776)	(474,011)
Outstanding at End of Period	4,683	$ 2,591,181

5.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following periods was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	April 30, 2012	April 30, 2011
Ordinary Income	$ 1,547,552	$ -
Long-Term Capital Gain	-	25,325

As of April 30, 2012, the components of distributable earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October	Capital	Unrealized	Total
Ordinary	Long-Term	& Other	Loss	Appreciation/	Accumulated
Income	Gains	Losses	Carry Forwards	(Depreciation)	Earnings/(Deficits)
$ 60,250	$ -	$ (218,227)	$ (675,661)	$ (54,784)	$ (888,422)

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and adjustment for return of capital distributions from a “C” Corporation.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such capital losses of $218,227.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Fund.  The Act provides several benefits, including unlimited carryover on future capital losses.  At April 30, 2012, the Fund had a short term capital loss carry forward for federal income tax purposes available to offset future capital gains of $675,661.

Permanent book and tax differences primarily attributable to the reclassification due to the tax treatment of foreign exchange losses and short-term capital gains distributions, and adjustment for return of capital distributions from a “C” Corporation, resulted in the reclassification for the period ended April 30, 2012 as follows: a decrease of $3,194 in undistributed net investment income and in accumulated net realized loss on investments.

The Collar Fund

NOTES TO FINANCIAL STATEMENTS

October 31, 2012 (Continued) (Unaudited)

6.

NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

Management is currently evaluating the impact these disclosures may have on the Fund’s financial statements.

7.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

The Collar Fund

EXPENSE EXAMPLES (Unaudited)

October 31, 2012

As a shareholder of The Collar Fund, you incur the ongoing costs of management fees.  This example is intended to help you understand your ongoing costs (in dollars) of investing in The Collar Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period presented below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/01/12	Ending Account Value 10/31/12	Expense Paid During Period* 05/01/12 - 10/31/12
Actual
The Collar Fund	$1,000.00	$ 997.68	$4.78
Hypothetical (5% return before expenses)
The Collar Fund	$1,000.00	$1,020.42	$4.84

* Expenses Paid During Period are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio of 0.95% multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

The Collar Fund

SUPPLEMENTAL INFORMATION

October 31, 2012 (Unaudited)

Renewal of Advisory Agreement – The Collar Fund (Unaudited)*

In connection with a meeting held on February 22, 2012, (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Agreement”) between Summit Portfolio Advisors, LLC (“Summit” or the “Adviser”) and the Trust, on behalf of The Collar Fund (the “Fund”).  In considering the Agreement, the Adviser had provided the Board with written materials regarding: (a) investment management personnel; (b) operations and financial condition; (c) brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees charged compared with the fees charged to comparable mutual funds or accounts; (e) the Fund’s overall fees and operating expenses compared with similar mutual funds; (f) the level of profitability from its fund-related operations; (g) compliance systems; (h) policies and procedures for personal securities transactions; and (i) the Fund’s performance compared with key indices.

In its consideration of the renewal of the Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of Summit’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board then reviewed Summit’s financial statements and concluded that the Adviser is sufficiently well capitalized to meet its obligations to the Fund.  The Trustees concluded that the Adviser had provided a level of service consistent with the Board’s expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of Summit’s past performance as investment adviser to the Fund, as well as other factors relating to its track record.  They reviewed the performance of the Fund compared to a peer group of similar mutual funds and its benchmark.  The Board concluded that the Adviser’s past performance was reasonable.

 Fees and Expenses.  The Board noted that Summit charges a 0.95% annual advisory fee based on the average net assets of the Fund.  The Board then discussed the comparison of management fees and total operating expense data and reviewed the Fund’s advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trustees then discussed the management strategy of the Fund and the overall duties of the Adviser.  The Board, including the Independent Trustees, considered the expense ratio for the Fund, and expense ratios of a peer group of funds.  The Trustees concluded that the Fund’s advisory fee was acceptable in light of the quality of the services the Fund currently receives from the Adviser, and the level of fees paid by a peer group of other similarly managed mutual funds of comparable size.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Fund, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. It also considered the profits realized by the Adviser from other activities related to the Fund. The Trustees concluded that the Adviser’s level of profitability from its relationship to the Fund is not excessive.

 Conclusion.  In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling.  Based on the Trustees' deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Advisory Agreement and concluded that the advisory fee is reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-5-COLLAR (1-888-526-5527) or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-5-COLLAR (1-888-526-5527).

INVESTMENT ADVISOR

Summit Portfolio Advisors, LLC

P.O. Box 837

Denver, Colorado 80201

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, NY 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/8/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

1/8/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

1/8/13